Interest bearing debt, Scheduled debt repayments (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Jan. 31, 2023
Interest-bearing debt [Abstract]
Total debt		$ 413,952
Unamortized upfront fees bank loans		(6,323)
Total interest bearing debt		407,629
Q4 2024 [Member]
Interest-bearing debt [Abstract]
Total debt		8,838
2025 [Member]
Interest-bearing debt [Abstract]
Total debt		80,908
2026 [Member]
Interest-bearing debt [Abstract]
Total debt		54,215
Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		269,991
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Total debt		33,125
Credit Agricole Credit Facility [Member] | Q4 2024 [Member]
Interest-bearing debt [Abstract]
Total debt		625
Credit Agricole Credit Facility [Member] | 2025 [Member]
Interest-bearing debt [Abstract]
Total debt		2,500
Credit Agricole Credit Facility [Member] | 2026 [Member]
Interest-bearing debt [Abstract]
Total debt		2,500
Credit Agricole Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 27,500
Credit Agricole Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		2.05%
Danish Ship Finance Credit Facility [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	$ 27,907
Danish Ship Finance Credit Facility [Member] | Q4 2024 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	1,213
Danish Ship Finance Credit Facility [Member] | 2025 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	26,693
Danish Ship Finance Credit Facility [Member] | 2026 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	0
Danish Ship Finance Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	$ 0
Danish Ship Finance Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	[1]	2.00%
ING Credit Facility, $405 million Senior Credit Facility [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	$ 217,400
Total interest bearing debt				$ 405,000
Undrawn borrowing facilities		50,100
ING Credit Facility, $405 million Senior Credit Facility [Member] | Q4 2024 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	6,250
ING Credit Facility, $405 million Senior Credit Facility [Member] | 2025 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	25,000
ING Credit Facility, $405 million Senior Credit Facility [Member] | 2026 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	25,000
ING Credit Facility, $405 million Senior Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	$ 161,150
ING Credit Facility, $405 million Senior Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.90% [2]		1.90%
ING Credit Facility, $45 million Senior Credit Facility [Member]
Interest-bearing debt [Abstract]
Total debt		$ 42,000
Total interest bearing debt			$ 45,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | Q4 2024 [Member]
Interest-bearing debt [Abstract]
Total debt		750
ING Credit Facility, $45 million Senior Credit Facility [Member] | 2025 [Member]
Interest-bearing debt [Abstract]
Total debt		3,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | 2026 [Member]
Interest-bearing debt [Abstract]
Total debt		3,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 35,250
ING Credit Facility, $45 million Senior Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.80%	1.80%
Nordea Credit Facility [Member]
Interest-bearing debt [Abstract]
Term of credit adjustment spread		3 months
Total debt	[3]	$ 93,521
Undrawn borrowing facilities		$ 140,000
Percentage of Credit Adjustment Spread (CAS)		0.26%
Nordea Credit Facility [Member] | Q4 2024 [Member]
Interest-bearing debt [Abstract]
Total debt	[3]	$ 0
Nordea Credit Facility [Member] | 2025 [Member]
Interest-bearing debt [Abstract]
Total debt	[3]	23,715
Nordea Credit Facility [Member] | 2026 [Member]
Interest-bearing debt [Abstract]
Total debt	[3]	23,715
Nordea Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[3]	$ 46,091
Nordea Credit Facility [Member] | SOFR + CAS [Member]
Interest-bearing debt [Abstract]
Interest rate spread	[3],[4]	1.90%

[1]	Semiannual installment
[2]	$50.1 mill. undrawn as of September 30, 2024
[3]	$140.0 mill. undrawn as of September 30, 2024
[4]	3 months Credit Adjustment Spread (CAS) of 0.26%